Goodwill and Other Intangible Assets (Components of Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 724,099	¥ 722,479
Accumulated amortization	377,854	335,862
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	370,178	362,130
Accumulated amortization	262,405	244,188
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	153,708	156,679
Accumulated amortization	35,276	27,263
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	123,609	123,831
Accumulated amortization	46,263	36,029
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	41,688	44,449
Accumulated amortization	13,582	12,062
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,944	16,071
Accumulated amortization	8,482	6,461
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	18,972	19,319
Accumulated amortization	¥ 11,846	¥ 9,859